Assets written off / loss on sale of assets and others (net) - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets [abstract]
Assets tangible and intangible written off	₨ 1,999.3	₨ 6,784.5	₨ 27,312.2
Gain loss on sale of assets	₨ 1,132.6	₨ 6,402.2	₨ 1,836.4